Loans to and Investments in Associated Companies - FXCM (Details) - Investment in FXCM - USD ($) $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Mar. 31, 2017	Nov. 30, 2019
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage			50.00%
Weighted average useful life			11 years
Equity method investment impairment	$ 62.1	$ 130.2